ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$

VAT payable	72,715	73,862	12,201
Other taxes payable	23,833	47,578	7,859
Interest on late tax payments	69,330	66,285	10,950
Staff costs payable	31,233	37,596	6,211
Deposits from leased automobiles held for sale	233,060	275,678	45,539
Accrued rental expenses	4,355	6,674	1,102
Loans from third parties	-	7,525	1,243
Other accrued expenses	10,027	10,843	1,791

	444,553	526,041	86,896